Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Investments Accounted for Using Equity Method
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Investments in associates	$7,139	$6,685
Investment in joint venture	—	10
	$7,139	$6,695

Investments in Associates
a.	Investments in associates
	Carrying Amount
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Material associate
Next Commercial Bank Co., Ltd. (“NCB”) (Note)	$4,074	$3,777

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	803	841
KingwayTek Technology Co., Ltd. (“KWT”)	217	213

Non-listed
ST-2 Satellite Ventures Pte. Ltd. (“STS”)	501	488
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	317	363
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	268	324
So-net Entertainment Taiwan Limited (“So-net”)	186	225
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	194	193
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	151	163
Taiwan International Ports Logistics Corporation (“TIPL”)	51	56
Click Force Co., Ltd. (“CF”)	37	33
Cornerstone Ventures Co., Ltd. (“CVC”)	5	6
Alliance Digital Tech Co., Ltd. (“ADT”)	3	3
UUPON Inc. (“UUPON”)	(3)	—
International Integrated System, Inc. (“IISI”)	335	—
MeWorks Limited (HK) (“MeWorks”)	—	—
	$7,139	$6,685

The percentages of ownership interests and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership Interests and Voting Rights
	December 31
	2019	2020
Material associate
Next Commercial Bank Co., Ltd. (“NCB”) (Note)	42	42

Associates that are not individually material
Senao Networks, Inc. (“SNI”)	34	34
KingwayTek Technology Co., Ltd. (“KWT”)	23	23
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
So-net Entertainment Taiwan Limited (“So-net”)	30	30
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
Click Force Co., Ltd. (“CF”)	49	49
Cornerstone Ventures Co., Ltd. (“CVC”)	49	49
Alliance Digital Tech Co., Ltd. (“ADT”)	14	14
UUPON Inc. (“UUPON”)	22	—
International Integrated System, Inc. (“IISI”)	31	—
MeWorks Limited (HK) (“MeWorks”)	20	—

Summarized financial information of NCB was set out below:

	December 31	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Assets	$10,452	$9,907
Lliabilities	(728)	(789)

Equity	$9,724	$9,118

The percentage of ownership interests held by the Company	41.9%	41.9%

Equity attributable to the Company	$4,074	$3,820
Unrealized gain or loss from downstream transactions	—	(43)

The carrying amount of investment	$4,074	$3,777

	Period from the Beginning Date of Preparation to December 31, 2019	Year Ended December 31, 2020
	NT$	NT$
	(In Millions)
Revenues	$—	$—

Net loss for the period	$(276)	$(605)
Other comprehensive income	—	—
Total comprehensive loss for the period	$(276)	$(605)

Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$509	$575	$540
The Company’s share of other comprehensive income (loss)	5	(3)	(8)
The Company’s share of total comprehensive income	$514	$572	$532

The Level 1 fair values of associates based on the closing market prices as of the balance sheet dates were as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
SNI	$2,014	$1,708
KWT	$873	$676

Investments in Joint Ventures
b.	Investment in joint venture
	Carrying Amount		% of Ownership Interests and Voting Rights
	December 31		December 31
Name of Joint Venture	2019	2020	2019	2020
Non-listed
Chunghwa SEA Holdings (“CHT SEA”)	$—	$10	—	51